UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03380

Name of Fund:	Legg Mason Value Trust, Inc.

Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2009

Date of reporting period:	6/30/2008

Item 1 – Schedule of Investments

10 Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.

June 30, 2008 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.9%

Consumer Discretionary — 19.8%
Internet and Catalog Retail — 7.7%
Amazon.com Inc.	9,644,866	$707,258,024	A
Expedia Inc.	2,070,536	38,056,451	A

		745,314,475

Leisure Equipment and Products — 3.1%
Eastman Kodak Co.	20,720,150	298,991,765	B

Media — 3.6%
Time Warner Inc.	23,203,400	343,410,320

Multiline Retail — 5.4%
J.C. Penney Co. Inc.	4,808,300	174,493,207
Sears Holdings Corp.	4,741,100	349,229,426	A

		523,722,633

Financials — 19.7%
Capital Markets — 2.9%
Merrill Lynch and Co. Inc.	6,305,600	199,950,576
The Goldman Sachs Group Inc.	480,850	84,100,665

		284,051,241

Consumer Finance — 1.9%
Capital One Financial Corp.	4,919,000	186,971,190

Diversified Financial Services — 8.0%
Citigroup Inc.	21,737,350	364,317,986
J.P. Morgan Chase and Co.	11,785,300	404,353,643

		768,671,629

Insurance — 2.7%
American International Group Inc.	9,681,000	256,159,260

Quarterly Report to Shareholders 11

	Shares/Par	Value
Financials — Continued
Thrifts and Mortgage Finance — 4.2%
Countrywide Financial Corp.	28,261,800	$120,112,650
Freddie Mac	17,711,635	290,470,814

		410,583,464

Health Care — 12.5%
Biotechnology — 2.5%
Amgen Inc.	5,083,510	239,738,332	A

Health Care Providers and Services — 10.0%
Aetna Inc.	13,884,000	562,718,520
UnitedHealth Group Inc.	15,553,400	408,276,750

		970,995,270

Industrials — 3.9%
Industrial Conglomerates — 3.9%
General Electric Co.	14,188,200	378,683,058

Information Technology — 29.7%
Communications Equipment — 2.7%
Cisco Systems Inc.	11,104,200	258,283,692	A

Computers and Peripherals — 7.3%
Hewlett-Packard Co.	8,318,800	367,774,148
International Business Machines Corp.	2,901,800	343,950,354

		711,724,502

Internet Software and Services — 12.6%
eBay Inc.	16,837,000	460,155,210	A
Google Inc.	791,780	416,808,827	A
Yahoo! Inc.	16,525,000	341,406,500	A

		1,218,370,537

12 Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Value Trust, Inc. — Continued

	Shares/Par	Value
Information Technology — Continued
Semiconductors and Semiconductor Equipment — 2.3%
Texas Instruments Inc.	7,861,400	$221,377,024

Software — 4.8%
CA Inc.	9,846,500	227,355,685
Electronic Arts Inc. (EA)	5,278,632	234,529,620	A

		461,885,305

Materials — 0.4%
Metals and Mining — 0.4%
Nucor Corp.	452,800	33,810,576

Telecommunication Services — 3.7%
Diversified Telecommunication Services — 3.0%
Qwest Communications International Inc.	74,642,800	293,346,204

Wireless Telecommunication Services — 0.7%
Sprint Nextel Corp.	6,533,882	62,071,879

Utilities — 9.2%
Independent Power Producers and Energy Traders — 9.2%
The AES Corp.	46,039,390	884,416,682	A,B

Total Common Stocks and Equity Interests (Cost — $9,195,986,742)		9,552,579,038

Quarterly Report to Shareholders 13

	Shares/Par	Value
Repurchase Agreements — 0.7%
Bank of America 2.20%, dated 6/30/08, to be repurchased at $33,021,371 on 7/1/08 (Collateral: $33,890,000 Fannie Mae Note, 3.38%, due 6/11/10, value $33,979,277)	$33,019,353	$33,019,353

Goldman Sachs & Co. 2.36% dated 6/30/08, to be repurchased at $33,021,518 on 7/1/08 (Collateral: $35,151,995 Fannie Mae mortgage-backed securities, 5.000%, due 5/1/38, value $33,843,559)	33,019,353	33,019,353

Total Repurchase Agreements (Cost — $66,038,706)		66,038,706

Total Investments — 99.6% (Cost — $9,262,025,448)C		9,618,617,744
Other Assets Less Liabilities — 0.4%		43,102,000

Net Assets — 100.0%		$9,661,719,744

Net Asset Value Per Share:
Primary Class		$41.36

Class R		$46.09

Financial Intermediary Class		$46.28

Institutional Class		$47.56

A	Non-income producing.
B

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2008, the total market value of Affiliated Companies was $1,183,408,447, and the cost was $1,103,729,291.

C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,953,549,496
Gross unrealized depreciation	(2,596,957,200)

Net unrealized appreciation	$356,592,296

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[6/30/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities — assets	$9,618,617,744	$9,552,579,038	$66,038,706	—
Investment in Securities — liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$9,618,617,744	$9,552,579,038	$66,038,706	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Transactions in Affiliated Companies:

An “Affiliated Company”, as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the year ended June 30, 2008.

Company	Affiliates Mkt Value at 3/31/08	Purchased		Sold		Current Yr. Amortization Div/Interest Income	Affiliates Value at 6/30/08	Realized Gain/(Loss)
		Cost	Shares/Par	Cost	Shares/Par
Eastman Kodak Co.	371,070,000	—	—	13,800,775	279,850	5,250,000	298,991,766	(9,687,895)
Qwest Communications International Inc.A	426,921,977	—	—	149,991,049	19,600,482	7,520,000	—	(69,243,403)
The AES Corp.	784,806,870	—	—	16,724,574	1,021,610	—	884,416,682	2,977,971

	$1,582,498,847	$—		$180,516,398		$12,770,000	$1,183,408,448	$(75,953,327)

A	At the end of the period, the issuer of this security was no longer an affiliated company.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of

1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Value Trust, Inc.
Date:	August 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Value Trust, Inc.
Date:	August 19, 2008